ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Amounts and balances of the VIEs (Details) - VIE - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,287,645		$ 3,745,251	$ 5,310,244
Restricted cash	140		138	0
Short-term investments	1,989,475		3,093,976	1,131,267
Inventories, net	1,787,072		1,584,425	1,963,166
Due from related parties	1,322,071		1,240,828	313,765
Long-term accounts receivable, net - current portion	84,279		82,681	0
Long-term other receivable, net - current portion	64,383		89,050	0
Finance receivables, net	55,328		70,801	100,564
Prepaid expenses and other current assets, net	1,513,193		1,112,065	1,895,276
TOTAL CURRENT ASSETS	16,272,326		16,363,653

Property and equipment, net	290,415		352,212	599,831
Right-of-use assets, net	104,472		104,390	346,995
Deferred tax assets, net	6,375		5,613	47,585
Long-term receivable - other receivable, net	414,589		591,803	0
Finance receivables, net	41,724		46,852	96,961
Other non-current assets, net	211,371		374,201	324,723
TOTAL NONCURRENT ASSETS	1,068,946		1,475,071
TOTAL ASSETS	17,341,272		17,838,724
CURRENT LIABILITIES:
Short-term bank loan	140,445		137,781
Deferred revenue	950,081		876,905	598,661
Payroll payable	255,727		223,035	233,556
Taxes payable	237,176		251,185	268,710
Due to related parties	106,012		121,825
Accrued expenses and other current liabilities	101,046		90,676	105,159
Deferred tax liabilities	5,281		6,413	78
Operating lease liabilities	163,112		150,615	248,562
TOTAL CURRENT LIABILITIES	2,922,917		2,786,442

Operating lease liabilities	69,200		64,797	186,833
TOTAL NONCURRENT LIABILITIES	69,200		64,797
TOTAL LIABILITIES	2,992,117		2,851,239
Net revenue	6,624,444	$ 6,192,252
Net income (loss)	(1,088,258)	(5,932)
Net cash provided by operating activities			(2,223,904)	1,172,301
Net cash provided by (used in) investing activities			337,224	(3,341,270)
Net cash provided by financing activities			372,720	60,601
Effect of exchange rate change on cash, cash equivalents and restricted cash			56,356	93,396
Net increase (decrease) in cash, cash equivalents and restricted cash			(1,457,604)	(2,014,972)
Cash, cash equivalents and restricted cash, beginning of year		$ 3,745,389	3,745,389	5,310,244
Cash, cash equivalents and restricted cash, end of year			2,287,785	3,295,272
Nonrelated party
CURRENT ASSETS:
Accounts receivable	4,191,754		3,809,698	4,967,146
Advance to vendors, net	2,586,751		1,289,198	1,837,209
CURRENT LIABILITIES:
Accounts payable	939,900		787,746	922,195
Related Party
CURRENT ASSETS:
Accounts receivable	77,818		245,492	232,620
Advance to vendors, net	312,417		50	189,733
CURRENT LIABILITIES:
Accounts payable	24,137		140,261	1,387
Due to related parties	$ 106,012		$ 121,825	$ 7,348